Fair Value (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Assets:
Trading securities	$ 5,063,400		$ 5,630,100
Available-for-sale securities	131,068,615		228,369,261
U. S. Agencies
Assets:
Available-for-sale securities	17,735,099		47,283,917
Corporate
Assets:
Available-for-sale securities	28,789,656		40,144,533
Agency asset backed securities
Assets:
Available-for-sale securities	5,402,145		5,829,092
Trust preferred securities
Assets:
Available-for-sale securities	2,518,279	[1]	5,621,445
State and municipal
Assets:
Available-for-sale securities	33,307,726		42,721,071
Small Business Administration
Assets:
Available-for-sale securities	3,358,927		13,765,839
Collateralized mortgage obligations
Assets:
Available-for-sale securities	1,178,104		1,666,431
Private placement mortgage obligation
Assets:
Available-for-sale securities	1,374,515
Recurring basis | Total
Assets:
Total	136,132,015		233,999,361
Recurring basis | Total | Common and preferred equities
Assets:
Trading securities	5,063,400		5,630,100
Recurring basis | Total | U. S. Agencies
Assets:
Available-for-sale securities	17,735,099		47,283,917
Recurring basis | Total | Corporate
Assets:
Available-for-sale securities	28,789,656		40,144,533
Recurring basis | Total | Agency asset backed securities
Assets:
Available-for-sale securities	5,402,145		5,829,092
Recurring basis | Total | Trust preferred securities
Assets:
Available-for-sale securities	2,518,279		5,621,445
Recurring basis | Total | State and municipal
Assets:
Available-for-sale securities	33,307,726		42,721,071
Recurring basis | Total | Small Business Administration
Assets:
Available-for-sale securities	3,358,927		13,765,839
Recurring basis | Total | Residential mortgage-backed securities
Assets:
Available-for-sale securities	37,404,164		71,336,933
Recurring basis | Total | Collateralized mortgage obligations
Assets:
Available-for-sale securities	1,178,104		1,666,431
Recurring basis | Total | Private placement mortgage obligation
Assets:
Available-for-sale securities	1,374,515
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total	1,086,000		3,172,100
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and preferred equities
Assets:
Trading securities	1,086,000		3,172,100
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U. S. Agencies
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Agency asset backed securities
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Trust preferred securities
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Small Business Administration
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Residential mortgage-backed securities
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateralized mortgage obligations
Assets:
Available-for-sale securities	0		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Private placement mortgage obligation
Assets:
Available-for-sale securities	0
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total	134,944,798		222,589,848
Recurring basis | Significant Other Observable Inputs (Level 2) | Common and preferred equities
Assets:
Trading securities	3,977,400		2,458,000
Recurring basis | Significant Other Observable Inputs (Level 2) | U. S. Agencies
Assets:
Available-for-sale securities	17,735,099		47,283,917
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate
Assets:
Available-for-sale securities	28,789,656		40,144,533
Recurring basis | Significant Other Observable Inputs (Level 2) | Agency asset backed securities
Assets:
Available-for-sale securities	5,402,145		5,829,092
Recurring basis | Significant Other Observable Inputs (Level 2) | Trust preferred securities
Assets:
Available-for-sale securities	2,518,279		0
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipal
Assets:
Available-for-sale securities	33,206,509		40,105,103
Recurring basis | Significant Other Observable Inputs (Level 2) | Small Business Administration
Assets:
Available-for-sale securities	3,358,927		13,765,839
Recurring basis | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available-for-sale securities	37,404,164		71,336,933
Recurring basis | Significant Other Observable Inputs (Level 2) | Collateralized mortgage obligations
Assets:
Available-for-sale securities	1,178,104		1,666,431
Recurring basis | Significant Other Observable Inputs (Level 2) | Private placement mortgage obligation
Assets:
Available-for-sale securities	1,374,515
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Total	101,217		8,237,413
Recurring basis | Significant Unobservable Inputs (Level 3) | Common and preferred equities
Assets:
Trading securities	0		0
Recurring basis | Significant Unobservable Inputs (Level 3) | U. S. Agencies
Assets:
Available-for-sale securities	0		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate
Assets:
Available-for-sale securities	0		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Agency asset backed securities
Assets:
Available-for-sale securities	0		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Trust preferred securities
Assets:
Available-for-sale securities	0		5,621,445
Recurring basis | Significant Unobservable Inputs (Level 3) | State and municipal
Assets:
Available-for-sale securities	101,217		2,615,968
Recurring basis | Significant Unobservable Inputs (Level 3) | Small Business Administration
Assets:
Available-for-sale securities	0		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available-for-sale securities	0		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Collateralized mortgage obligations
Assets:
Available-for-sale securities	0		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Private placement mortgage obligation
Assets:
Available-for-sale securities	$ 0

[1]	Fair value was determined using Level 2 pricing. See Footnote 4 - Fair value for further information.